Share capital - Additional Information (Details)	3 Months Ended
	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 27, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Fair value of shares issued pursuant to exercise of warrants			$ 4,657,266
Share issue related cost		$ 73,330
Shares issued pursuant to exercise of warrants			4,657,266
Profit (loss)		$ (1,908,181)	$ (20,629,865)
Weighted average number of common shares outstanding | shares		37,049,539	33,044,040
Stock-based compensation expense		$ 2,534,558	$ 1,999,992
Share issue related cost		$ 73,330
ConsultantMember
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		7,500
Investors[Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price				$ 30,000,000
Employee Stock Options Exercise [Member]
Disclosure of classes of share capital [line items]
Share issue related cost		$ 73,330
Share issue related cost		$ 73,330
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares		30,000,000
Stock options exercisable period		7 years
Weighted average share price, share options granted | (per share)	$ 0		$ 2.21
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares	37,056,874	37,056,874			37,049,374
Number of shares outstanding | shares	37,056,874	37,056,874	36,804,997		37,049,374	32,332,343
Fair value of shares issued pursuant to exercise of warrants			$ 4,657,266
Share issue related cost		$ 73,330
Shares issued pursuant to exercise of warrants			$ 4,657,266
Proceeds from issuing shares		11,158
Share issue related cost		$ 73,330